Stock-Based Compensation - Summary of Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Option rights
Risk-free interest rate	1.24%	1.37%	1.47%
Expected life of option rights	5 years 18 days	5 years 18 days	5 years 1 month 6 days
Expected dividend yield of stock	1.06%	1.13%	1.19%
Expected volatility of stock	21.20%	24.50%	22.30%
Optioned Shares
Outstanding beginning of year (in shares)	5,219,506	5,699,892	6,484,592
Granted (in shares)	712,967	697,423	672,565
Exercised (in shares)	(733,876)	(1,133,287)	(1,421,045)
Forfeited (in shares)	(26,653)	(43,632)	(31,617)
Expired (in shares)	(8,235)	(890)	(4,603)
Outstanding end of year (in shares)	5,163,709	5,219,506	5,699,892
Weighted- Average Exercise Price Per Share
Outstanding beginning of the year, Weighted- Average Exercise Price Per Share (in dollars per share)	$ 141.58	$ 117.31	$ 96.25
Granted, Weighted- Average Exercise Price Per Share (in dollars per share)	271.46	241.84	224.65
Exercised, Weighted- Average Exercise Price Per Share (in dollars per share)	108.81	79.41	70.71
Forfeited, Weighted- Average Exercise Price Per Share (in dollars per share)	232.83	193.60	158.92
Expired, Weighted- Average Exercise Price Per Share (in dollars per share)	176.28	87.59	86.66
Outstanding end of the year, Weighted- Average Exercise Price Per Share (in dollars per share)	$ 163.61	$ 141.58	$ 117.31
Exercisable at end of year, optioned shares (in shares)	3,783,755	3,807,351	4,095,246
Exercisable at end of year, Weighted- Average Exercise Price Per Share (in dollars per share)	$ 130.59	$ 110.96	$ 87.79
Outstanding end of year, Aggregate Intrinsic Value	$ 545,531	$ 616,866	$ 830,647
Exercisable at end of year, Aggregate Intrinsic Value	$ 522,921	$ 565,934	$ 717,691